AST LARGE-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 99.5%
Common Stocks — 97.1%
Aerospace & Defense — 0.9%
Boeing Co. (The)*	61,239	$11,818,515
Howmet Aerospace, Inc.	362,364	24,796,568
RTX Corp.	277,875	27,101,149
		63,716,232
Air Freight & Logistics — 0.2%
United Parcel Service, Inc. (Class B Stock)(a)	109,828	16,323,736
Automobile Components — 0.2%
Aptiv PLC*	172,012	13,700,756
Automobiles — 0.5%
Tesla, Inc.*	181,744	31,948,778
Banks — 0.1%
NU Holdings Ltd. (Brazil) (Class A Stock)*	496,985	5,929,031
Beverages — 0.5%
Monster Beverage Corp.*	534,778	31,701,640
Biotechnology — 1.2%
Argenx SE (Netherlands), ADR*	27,484	10,821,000
Legend Biotech Corp., ADR*(a)	108,919	6,109,267
Regeneron Pharmaceuticals, Inc.*	14,184	13,651,958
Vertex Pharmaceuticals, Inc.*	114,902	48,030,185
		78,612,410
Broadline Retail — 7.1%
Amazon.com, Inc.*	2,437,016	439,588,946
Coupang, Inc. (South Korea)*	704,043	12,524,925
MercadoLibre, Inc. (Brazil)*	16,044	24,257,886
		476,371,757
Capital Markets — 2.1%
Ares Management Corp. (Class A Stock)	43,055	5,725,454
Charles Schwab Corp. (The)	148,837	10,766,869
CME Group, Inc.	40,869	8,798,687
Goldman Sachs Group, Inc. (The)	33,920	14,168,045
Intercontinental Exchange, Inc.	87,700	12,052,611
KKR & Co., Inc.	179,022	18,006,033
Moody’s Corp.(a)	42,744	16,799,674
MSCI, Inc.	28,272	15,845,042
S&P Global, Inc.	69,367	29,512,190
Tradeweb Markets, Inc. (Class A Stock)	72,141	7,514,928
		139,189,533
Chemicals — 1.2%
Linde PLC	72,324	33,581,480
Sherwin-Williams Co. (The)	131,982	45,841,308
		79,422,788
Construction Materials — 0.7%
Martin Marietta Materials, Inc.(a)	13,302	8,166,630
Vulcan Materials Co.	144,793	39,516,905
		47,683,535
	Shares	Value
Common Stocks (continued)
Consumer Staples Distribution & Retail — 1.0%
Costco Wholesale Corp.	32,291	$23,657,355
Dollar General Corp.	69,144	10,790,613
Target Corp.	184,700	32,730,687
		67,178,655
Electric Utilities — 0.3%
NextEra Energy, Inc.	275,900	17,632,769
Electrical Equipment — 1.5%
AMETEK, Inc.	125,512	22,956,145
Eaton Corp. PLC	255,481	79,883,799
		102,839,944
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp. (Class A Stock)	424,711	48,990,414
Keysight Technologies, Inc.*	63,229	9,887,751
		58,878,165
Energy Equipment & Services — 0.2%
Schlumberger NV	255,218	13,988,499
Entertainment — 2.8%
Netflix, Inc.*	226,644	137,647,701
Spotify Technology SA*	97,806	25,811,003
Take-Two Interactive Software, Inc.*	50,901	7,558,289
Walt Disney Co. (The)	125,892	15,404,145
		186,421,138
Financial Services — 7.2%
Adyen NV (Netherlands), 144A*	3,869	6,535,271
Affirm Holdings, Inc.*	52,102	1,941,320
Fiserv, Inc.*(a)	322,682	51,571,037
Global Payments, Inc.	89,035	11,900,418
Mastercard, Inc. (Class A Stock)	344,689	165,991,882
PayPal Holdings, Inc.*	333,819	22,362,535
Visa, Inc. (Class A Stock)(a)	790,479	220,606,879
		480,909,342
Ground Transportation — 1.6%
Canadian Pacific Kansas City Ltd. (Canada)(a)	23,279	2,052,510
Uber Technologies, Inc.*	1,016,781	78,281,969
Union Pacific Corp.	103,600	25,478,348
		105,812,827
Health Care Equipment & Supplies — 3.9%
Alcon, Inc. (Switzerland)(a)	338,462	28,190,500
Becton, Dickinson & Co.	72,483	17,935,918
Boston Scientific Corp.*	580,078	39,729,542
Intuitive Surgical, Inc.*	241,125	96,230,576
Penumbra, Inc.*(a)	21,124	4,714,454
STERIS PLC	29,803	6,700,311
Stryker Corp.	186,466	66,730,588
		260,231,889
Health Care Providers & Services — 2.6%
Cigna Group (The)	116,854	42,440,204
Humana, Inc.	11,682	4,050,383
A1

AST LARGE-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
UnitedHealth Group, Inc.	261,867	$129,545,605
		176,036,192
Health Care Technology — 0.1%
Veeva Systems, Inc. (Class A Stock)*	30,590	7,087,397
Hotels, Restaurants & Leisure — 1.7%
Airbnb, Inc. (Class A Stock)*	110,749	18,269,155
Booking Holdings, Inc.	6,253	22,685,134
Chipotle Mexican Grill, Inc.*	11,793	34,279,539
Hilton Worldwide Holdings, Inc.	102,247	21,810,307
Las Vegas Sands Corp.	71,277	3,685,021
Marriott International, Inc. (Class A Stock)	53,638	13,533,404
		114,262,560
Household Products — 0.1%
Colgate-Palmolive Co.	55,580	5,004,979
Insurance — 0.6%
Arthur J. Gallagher & Co.	45,291	11,324,562
Marsh & McLennan Cos., Inc.	127,900	26,344,842
		37,669,404
Interactive Media & Services — 8.5%
Alphabet, Inc. (Class A Stock)*	1,342,410	202,609,941
Alphabet, Inc. (Class C Stock)*	185,970	28,315,792
Meta Platforms, Inc. (Class A Stock)	687,711	333,938,708
		564,864,441
IT Services — 0.9%
Gartner, Inc.*	34,803	16,589,546
MongoDB, Inc.*(a)	54,677	19,609,359
Shopify, Inc. (Canada) (Class A Stock)*	87,600	6,760,092
Snowflake, Inc. (Class A Stock)*	96,411	15,580,018
		58,539,015
Leisure Products — 0.0%
Peloton Interactive, Inc. (Class A Stock)*(a)	392,829	1,683,272
Life Sciences Tools & Services — 1.6%
Agilent Technologies, Inc.	53,330	7,760,048
Danaher Corp.	66,243	16,542,202
ICON PLC*	25,693	8,631,564
Thermo Fisher Scientific, Inc.	123,082	71,536,489
		104,470,303
Machinery — 0.4%
Ingersoll Rand, Inc.	259,755	24,663,737
Media — 0.2%
Trade Desk, Inc. (The) (Class A Stock)*	138,889	12,141,676
Personal Care Products — 0.7%
Estee Lauder Cos., Inc. (The) (Class A Stock)(a)	234,111	36,088,211
L’Oreal SA (France)	29,196	13,826,398
		49,914,609
	Shares	Value
Common Stocks (continued)
Pharmaceuticals — 3.9%
AstraZeneca PLC (United Kingdom), ADR	223,538	$15,144,699
Eli Lilly & Co.	242,581	188,718,315
Novo Nordisk A/S (Denmark), ADR	265,577	34,100,087
Zoetis, Inc.(a)	156,021	26,400,313
		264,363,414
Professional Services — 0.7%
Equifax, Inc.	19,000	5,082,880
Paylocity Holding Corp.*(a)	70,702	12,150,846
TransUnion	105,180	8,393,364
Verisk Analytics, Inc.	85,956	20,262,408
		45,889,498
Real Estate Management & Development — 0.3%
CoStar Group, Inc.*	231,417	22,354,882
Semiconductors & Semiconductor Equipment — 13.3%
Advanced Micro Devices, Inc.*	450,804	81,365,614
Applied Materials, Inc.	57,020	11,759,235
ASML Holding NV (Netherlands)	122,212	118,603,080
Broadcom, Inc.	46,130	61,141,163
Intel Corp.	420,237	18,561,868
KLA Corp.	22,869	15,975,597
Lam Research Corp.	24,389	23,695,621
Marvell Technology, Inc.	35,435	2,511,633
NVIDIA Corp.	602,431	544,332,554
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	78,213	10,640,879
		888,587,244
Software — 19.3%
Adobe, Inc.*	155,263	78,345,709
Atlassian Corp. (Class A Stock)*(a)	195,271	38,099,325
Aurora Innovation, Inc.*(a)	485,364	1,368,726
Cadence Design Systems, Inc.*	241,299	75,111,553
Crowdstrike Holdings, Inc. (Class A Stock)*	57,023	18,281,004
Datadog, Inc. (Class A Stock)*	46,131	5,701,792
Dynatrace, Inc.*	205,783	9,556,562
Fair Isaac Corp.*	10,108	12,631,058
Fortinet, Inc.*	130,643	8,924,223
HubSpot, Inc.*	19,900	12,468,544
Intuit, Inc.	160,546	104,354,900
Microsoft Corp.	1,480,031	622,678,642
Palo Alto Networks, Inc.*(a)	142,912	40,605,587
Salesforce, Inc.	342,814	103,248,720
ServiceNow, Inc.*	121,242	92,434,901
Synopsys, Inc.*	55,214	31,554,801
Workday, Inc. (Class A Stock)*	113,463	30,947,033
		1,286,313,080
Specialized REITs — 0.6%
American Tower Corp.	61,817	12,214,421
Equinix, Inc.(a)	31,985	26,398,180
		38,612,601

A2

AST LARGE-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Specialty Retail — 1.4%
Home Depot, Inc. (The)	56,750	$21,769,300
O’Reilly Automotive, Inc.*(a)	28,827	32,542,224
Ross Stores, Inc.	159,155	23,357,588
TJX Cos., Inc. (The)	145,136	14,719,693
		92,388,805
Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc.	1,556,350	266,882,898
Textiles, Apparel & Luxury Goods — 1.2%
Lululemon Athletica, Inc.*(a)	49,264	19,244,981
LVMH Moet Hennessy Louis Vuitton SE (France)	35,784	32,198,327
NIKE, Inc. (Class B Stock)	336,064	31,583,295
		83,026,603
Trading Companies & Distributors — 0.7%
W.W. Grainger, Inc.	47,453	48,273,937
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	68,119	11,118,383

Total Common Stocks (cost $3,964,417,605)		6,482,642,354
Unaffiliated Exchange-Traded Funds — 2.4%
SPDR Portfolio S&P 500 Growth ETF	909,735	66,547,115
Vanguard Russell 1000 Growth ETF	1,121,776	97,224,326

Total Unaffiliated Exchange-Traded Funds (cost $135,352,636)		163,771,441

Total Long-Term Investments (cost $4,099,770,241)		6,646,413,795
Short-Term Investments — 6.6%
Affiliated Mutual Funds — 6.0%
PGIM Core Government Money Market Fund (7-day effective yield 5.552%)(wb)	6,340,715	6,340,715
PGIM Institutional Money Market Fund (7-day effective yield 5.664%) (cost $391,410,893; includes $389,684,484 of cash collateral for securities on loan)(b)(wb)	391,558,538	391,362,759

Total Affiliated Mutual Funds (cost $397,751,608)		397,703,474

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Government Agency Obligation(n) — 0.1%
Federal Home Loan Bank
5.153%	04/01/24	8,943	8,937,660
(cost $8,943,000)

	Shares	Value
Unaffiliated Fund — 0.5%
Fidelity Investments Money Market Funds - Treasury Only Portfolio (7-day effective yield 5.200%) (Institutional Shares)	33,100,404	$33,100,404
(cost $33,100,404)

Total Short-Term Investments (cost $439,795,012)		439,741,538

TOTAL INVESTMENTS—106.1% (cost $4,539,565,253)		7,086,155,333

Liabilities in excess of other assets — (6.1)%		(410,054,587)

Net Assets — 100.0%		$6,676,100,746

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $382,939,230; cash collateral of $389,684,484 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3